Other Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Summary of Other Assets

(in millions)	December 31, 2022	December 31, 2021

Sales tax receivable	€93.8	€26.7
Deferred expenses	88.7	62.1
Prepayments related to CRO and CMO contracts	35.3	22.8
Prepayments related to service contracts	31.3	6.5
Other	29.3	9.7

Total	€278.4	€127.8

Total current	271.9	113.4
Total non-current	6.5	14.4